ADVANCED SERIES TRUST

655 BROAD STREET
NEWARK, NJ 07102

November 21, 2022

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.

Re:	Advanced Series Trust Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meetings of shareholders (each, a “Meeting” and collectively, the “Meetings”) of  the portfolios listed below:

AST International Value Portfolio, a series of the Trust;
AST J.P. Morgan International Equity Portfolio, a series of the Trust;
AST QMA International Core Equity Portfolio, a series of the Trust; and
PSF International Growth Portfolio, a series of The Prudential Series Fund.

At each Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST International Growth Portfolio of the assets and liabilities of the applicable portfolio. These materials include the notice of the Meetings, the prospectus/proxy statement and the form of voting instruction card for each portfolio listed above.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez